UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                        (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1.      REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2013
March 31, 2013
(Unaudited)

The Hillman Focused Advantage Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Focused Advantage Fund (“Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Hillman Focused Advantage Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Hillman Focused Advantage Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Focused Advantage Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, management style risk, investment advisor risk, operating risk, non-diversified status risk, sector focus risk, small-cap and mid-cap companies risk, and risks from writing options.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting hillmancapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at hillmancapital.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2013.

For More Information on Your Hillman Focused Advantage Fund:

See Our Website @ hillmancapital.com
or
Call Our Shareholder Services Group at 800-773-3863

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 84.03%

Consumer Discretionary - 12.26%
†*	Apollo Group, Inc. - Cl. A	27,000	$469,260
	Best Buy Co., Inc.	35,000	775,250
	NIKE, Inc. - Cl. B	12,000	708,120
	Nordstrom, Inc.	11,000	607,530
	Staples, Inc.	90,000	1,207,800
			3,767,960
Consumer Staples - 6.18%
†	Kellogg Co.	12,000	773,160
†	Sysco Corp.	15,000	527,550
	Wal-Mart Stores, Inc.	8,000	598,640
			1,899,350
Energy - 3.86%
	Exxon Mobil Corp.	6,600	594,726
†*	Transocean Ltd.	11,400	592,344
			1,187,070
Financials - 14.48%
†	American Express Co.	11,000	742,060
	Bank of America Corp.	75,700	922,026
†	JPMorgan Chase & Co.	14,900	707,154
	The Goldman Sachs Group, Inc.	4,800	706,320
	The Western Union Co.	47,000	706,880
	Wells Fargo & Co.	18,000	665,820
			4,450,260
Health Care - 8.48%
†	Aetna, Inc.	14,500	741,385
	Amgen, Inc.	6,000	615,060
†	Johnson & Johnson	8,700	709,311
*	Laboratory Corp of America Holdings	6,000	541,200
			2,606,956
Industrials - 9.68%
	General Electric Co.	32,900	760,648
†	Joy Global, Inc.	8,000	476,160
†	Raytheon Co.	15,000	881,850
	The Boeing Co.	10,000	858,500
			2,977,158
Information Technology - 25.28%
	Apple, Inc.	1,500	663,990
	Automatic Data Processing, Inc.	11,000	715,330
	Cisco Systems, Inc.	30,400	635,208
*	EMC Corp.	21,200	506,468

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2013
				Shares	Value (Note 1)

	Information Technology (continued)
	†	Hewlett-Packard Co.		31,000	$739,040
		Intel Corp.		20,300	443,250
		International Business Machines Corp.		4,000	849,600
	†	Microsoft Corp.		19,600	560,658
	†	Oracle Corp.		22,000	711,260
	†	Texas Instruments, Inc.		18,400	652,832
	*	Universal Display Corp.		20,000	588,600
	*	Yahoo!, Inc.		30,000	705,870
					7,772,106
	Materials - 3.81%
		Compass Minerals International, Inc.		8,000	631,200
		EI du Pont de Nemours & Co.		11,000	540,760
					1,171,960

		Total Common Stocks (Cost $24,262,932)			25,832,820

SHORT-TERM INVESTMENT - 18.08%
	§	Federated Prime Obligations Fund, 0.08%			5,558,878

		Total Short-Term Investment (Cost $5,558,878)			5,558,878

Total Value of Investments (Cost $29,821,810) - 102.11%					$31,391,698

Liabilities in Excess of Other Assets - (2.11)%					(649,960)

	Net Assets - 100.00%				$30,741,738

*	Non-income producing investment		§	Represents 7 day effective yield
†	A portion of security pledged as collateral for options written.

		Summary of Investments by Sector
			% of Net
		Sector	Assets	Value
		Consumer Discretionary	12.26%	$3,767,960
		Consumer Staples	6.18%	1,899,350
		Energy	3.86%	1,187,070
		Financials	14.48%	4,450,260
		Health Care	8.48%	2,606,956
		Industrials	9.68%	2,977,158
		Information Technology	25.28%	7,772,106
		Materials	3.81%	1,171,960
		Short-Term Investment	18.08%	5,558,878
		Total	102.11%	$31,391,698

See Notes to Financial Statements					(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2013
	Number of Contracts*	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN - (0.69%)
Automatic Data Processing, Inc.	110	$65.00	4/20/2013	$7,920
Amgen, Inc.	60	105.00	4/20/2013	2,636
American Express Co.	100	67.50	4/20/2013	9,393
The Boeing Co.	100	87.50	4/20/2013	7,393
Hewlett-Packard Co.	310	22.00	4/20/2013	62,620
International Business Machines Corp.	40	215.00	4/20/2013	11,520
Kellogg Co.	120	65.00	4/20/2013	5,152
NIKE, Inc.	120	55.00	4/20/2013	49,200
Parker Hannifin Corp.	70	90.00	4/20/2013	9,445
Texas Instruments, Inc.	184	36.00	4/20/2013	6,808
Wells Fargo & Co.	180	37.00	4/20/2013	11,880
Yahoo!, Inc.	300	23.00	4/20/2013	27,300

Total Call Options Written (Premiums Received $115,729)				$211,267

PUT OPTIONS WRITTEN - (0.13%)
Apple, Inc.	3	$430.00	4/20/2013	$1,845
Apple, Inc.	7	445.00	4/20/2013	7,405
Apollo Group, Inc.	60	16.00	4/20/2013	1,500
EI du Pont de Nemours & Co.	30	49.00	4/20/2013	1,590
EMC Corp.	65	24.00	4/20/2013	3,380
Intel Corp.	107	21.00	4/20/2013	2,247
Joy Global, Inc.	40	57.50	4/20/2013	3,520
Nordstrom, Inc.	20	52.50	4/20/2013	360
Laboratory Corp of America Holdings	20	87.50	4/20/2013	1,150
Lam Research Corp.	130	41.00	4/20/2013	11,050
Microsoft Corp.	44	28.00	4/20/2013	1,144
Norfolk Southern Corp.	90	75.00	4/20/2013	4,950
Wal-Mart Stores, Inc.	15	72.50	4/20/2013	360

Total Put Options Written (Premiums Received $59,583)				$40,501

Total Options Written (Premiums Received $175,312)				$251,768

*	One contract is equivalent to 100 shares of common stock

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2013

Assets:
Investments in securities, at value (cost $29,821,810)	$31,391,698
Cash	400,594
Receivables:
Investments sold	54,455
Fund shares sold	2,851
Dividends and interest	30,249

Total assets	31,879,847

Liabilities:
Options Written, at value (premiums received $175,312)	251,768
Payables:
Investments purchased	849,595
Accrued expenses
Administration fees	5,881
Advisory fees	23,618
Other expenses	7,247

Total liabilities	1,138,109

Net Assets	$30,741,738

Net Assets Consist of:
Paid in Capital	$55,576,940
Undistributed net investment income	39,298
Accumulated net realized loss on investments	(26,367,932)
Net unrealized appreciation on investments	1,493,432

Total Net Assets	$30,741,738
Shares Outstanding, no par value (unlimited authorized shares)	2,362,840
Net Asset Value, Offering Price and Redemption Price Per Share	$13.01

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2013

Investment Income:
Interest	$2,804
Dividends	218,449

Total Investment Income	221,253

Expenses:
Advisory fees (note 2)	121,340
Administration fees (note 2)	30,214
Custody fees (note 2)	55
Distribution and service fees (note 3)	30,335
Other operating expenses	12

Total Expenses	181,956

Net Investment Income	39,297

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from:
Investments	921,387
Options Written	579,981

Change in unrealized appreciation (depreciation) on:
Investments	1,002,415
Options Written	(83,051)

Realized and Unrealized Gain on Investments	2,420,732

Net Increase in Net Assets Resulting from Operations	$2,460,029

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period and fiscal year ended	2013(a)	2012

Operations:
Net investment income	$39,297	$65,305
Net realized gain (loss) from investment transactions	1,501,368	(167,690)
Change in unrealized appreciation on investments	919,364	2,942,070

Net Increase in Net Assets Resulting from Operations	2,460,029	2,839,685

Distributions to Shareholders: (note 6)
Net investment income	(65,304)	(79,694)

Decrease in Net Assets Resulting from Distributions	(65,304)	(79,694)

Capital Share Transactions:
No Load Shares
Shares sold	7,116,560	14,480,977
Reinvested distributions	63,503	77,386
Shares repurchased	(2,649,862)	(4,096,395)
Class A Shares
Shares sold	-	941,641
Reinvested distributions	-	-
Shares repurchased	-	(1,157,663)
Class C Shares
Shares sold	-	19,461
Reinvested distributions	-	-
Shares repurchased	-	(368,947)

Increase from Capital Share Transactions	4,530,201	9,896,460

Net Increase in Net Assets	6,924,926	12,656,451

Net Assets:
Beginning of period	23,816,812	11,160,361
End of period	$30,741,738	$23,816,812

Undistributed Net Investment Income	$39,297	$65,305

(a) Unaudited.

See Notes to Financial Statements		(Continued)

The Hillman Focused Advantage Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period and fiscal year ended	2013(a)	2012

Share Information:
No Load Shares
Shares Sold	558,332	1,276,910
Reinvested Distributions	5,400	6,717
Shares repurchased	(221,074)	(353,493)
Net Increase in Capital Shares	342,658	930,134
Shares Outstanding, Beginning of Period	2,020,182	1,090,048
Shares Outstanding, End of Period	2,362,840	2,020,182

Class A Shares
Shares sold	-	79,245
Reinvested distributions	-	-
Shares repurchased	-	(100,959)
Net Decrease in Capital Shares	-	(21,714)
Shares Outstanding, Beginning of Period	-	21,714
Shares Outstanding, End of Period	-	-

Class C Shares
Shares sold	-	1,653
Reinvested distributions	-	-
Shares repurchased	-	(32,484)
Net Decrease in Capital Shares	-	(30,831)
Shares Outstanding, Beginning of Period	-	30,831
Shares Outstanding, End of Period	-	-

(a) Unaudited.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
six month period or fiscal year ended	2013(a)		2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$11.79		$9.77	$10.46	$9.68	$9.76	$16.15

Income (Loss) from Investment Operations:
Net investment income	0.02		0.05	0.07	0.04	0.13	0.20
Net realized and unrealized gain (loss)
from investments	1.23		2.01	(0.73)	0.85	(0.11)	(5.17)

Total from Investment Operations	1.25		2.06	(0.66)	0.89	0.02	(4.97)

Less Distributions:
Dividends (from net investment income)	(0.03)		(0.04)	(0.03)	(0.11)	(0.06)	(0.17)
Distributions (from capital gains)	-		-	-	-	(0.04)	(1.25)

Total Distributions	(0.03)		(0.04)	(0.03)	(0.11)	(0.10)	(1.42)

Net Asset Value, End of Period	$13.01		$11.79	$9.77	$10.46	$9.68	$9.76

Total Return (d)(e)	10.66%	(c)	21.09%	(6.38)%	9.15%	0.43%	(32.96)%

Net Assets, End of Period (in thousands)	$30,742		$23,817	$10,651	$13,747	$17,445	$29,674

Ratios of:
Gross Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	2.91%	2.89%	1.74%
Net Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	2.05%	1.45%	1.48%
Net Investment Income
to Average Net Assets	0.32%		0.41%	0.58%	0.23%	1.29%	0.98%

Portfolio turnover rate	37.69%	(c)	39.09%	16.10%	13.84%	29.79%	47.31%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Hillman Focused Advantage Fund (the “Fund”) is a series of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for the Fund designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of the Fund were converted into Class C Shares.

The Fund’s Board of Trustees decided to discontinue the Class A Shares and Class C Shares.  As a result, Class A Shares and Class C Shares were not available for purchase after May 18, 2012 and any outstanding shares were converted to No Load Shares on June 15, 2012.  There were no sales loads or fees charged in connection with the conversion.  Shares were converted at net asset value on the day of conversion so that holders of Class A Shares and Class C Shares received No Load Shares worth the same amount as their shares held on the date of conversion.

Each class of shares had equal rights as to assets of its corresponding Fund, and the classes were identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.  All classes had equal voting privileges, except where otherwise required by law or when the Trustees determined that the matter to be voted on affects only the interests of the shareholders of a particular class.  The No Load, Class A, and Class C shares were subject to distribution plan fees as described in Note 3.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s Investment Advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of March 31, 2013 for the Fund’s investments:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$25,832,820	$25,832,820	$-	$-
Short-Term Investment	5,558,878	5,558,878	-	-
Total Assets	$31,391,698	$31,391,698	$-	$-

Liabilities
Call Options Written	$211,267	$211,267	$-	$-
Put Options Written	40,501	40,501	-	-
Total Liabilities	$251,768	$251,768	$-	$-

*For a detailed breakout by industry, please refer to the Schedule of Investments.
(a)  The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations.

(Continued)

The following table sets forth the effect of the option contracts on the Statement of Assets and Liabilities for the six month period ended March 31, 2013:

Derivative Type	Location	Value
Equity Contracts – written options	Options written, at value	$251,768

The following table sets forth the effect of the option contracts on the Statement of Operations for the six month period ended March 31, 2013:

Derivative Type	Location	Gains (Losses)
Equity Contracts – written options	Net realized gain from options written	$413,622
Equity Contracts – written options	Change in unrealized depreciation on options written	(83,051)

The amounts of realized and changes in unrealized gains on options written during the period as reflected in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

2.   Transactions with Affiliates

Advisor
The Fund pays monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets and calculated at an annual rate of 1.00%.  For the six month period ended March 31, 2013, the Fund paid advisory fees in the amount of $121,340.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.249% if the average daily net assets are under $170 million and gradually decreases to an annual rate of 0.05% once the average daily net assets reach $1.48 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund paid $30,214 of administration fees for the six month period ended March 31, 2013.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended March 31, 2013, $30,335 in fees were incurred by the Fund.

4.  Purchases and Sales of Investment Securities

For the six month period ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2013	$15,063,214	$6,937,717

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2013.

5. Option Writing

A summary of option contracts written by the Fund during the six month period ended March 31, 2013 were as follows:

		Call Options			Put Options
	Number of Contracts		Premiums Received	Number of Contracts		Premiums Received
Options Outstanding, Beginning of Period	279		$14,933	1,568		$77,522
Options written	3,868		284,889	3,735		295,902
Options closed	(510))		(88,443))	(1,079))		(29,009))
Options expired	(1,943))		(95,650))	(3,593))		(284,022))
Options Outstanding, End of Period	1,694		$115,729	631		$59,583

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended March 31, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

At March 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$29,646,498

Unrealized Appreciation	$2,844,264
Unrealized Depreciation	(1,350,832)
Net Unrealized Appreciation	$1,493,432

7.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

8.    New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

9.    Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Hillman Focused Advantage Fund

Additional Information
(Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the SEC’s website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Fund at 800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330, (800-732-0330).

3.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,106.60	$7.88
	$1,000.00	$ 1,017.45	$7.54
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%,  multiplied by 182/365 (to reflect the one-half year period).

(Continued)

The Hillman Focused Advantage Fund

Additional Information
(Unaudited)

4.   Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the annual meeting of the Fund’s Board of Trustees on November 15, 2012, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

(i)
In considering the nature, extent, and quality of the services provided by the Advisor to the Fund, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; coordination of services for the Fund among the Fund’s service providers; and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

The Trustees noted that the Advisor seeks to achieve the Fund’s investment objectives by investing primarily in common stocks of U.S. companies that the Advisor believes have qualitative and quantitative competitive advantages and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  The Trustees further noted that the Trust’s president/principal executive officer and treasurer/principal financial officer were either employees of the Advisor or retained by the Advisor and serve without additional compensation from the Fund.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees noted that the returns for the year-to-date, one-year, three-year, five-year, and ten-year periods ended October 30, 2012 were 8.95%, 7.74%%, 7.68%, -4.22%, and 8.43%, respectively, for the No Load Shares of the Fund.  The Trustees compared these returns to those of the comparable funds and the peer group average.  The Trustees also noted that for the one-year period ended September 30, 2012, the No Load Shares of the Fund returned 21.09%, lagging the overall composite return for the Advisor’s separately managed accounts by 485 basis points.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

The Hillman Focused Advantage Fund

Additional Information
(Unaudited)

(iii)
In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived or to be derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement was 1.00% of average daily net assets.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from the Fund’s trades that may benefit the Advisor’s other clients.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others.  The Trustees also determined that the Fund’s management fee and net expense ratio were higher than its peer group average.  The Trustees noted that the Fund was much smaller in size than its peer group average.  The Trustees also noted that the Advisor’s fee for separate account clients was 1.00% on the first $5 million, 0.85% on the next $15 million, and 0.75% on the next $50 million, and 0.50% on assets in excess of $70 million.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Administrator since it utilized breakpoints.  The Trustees also noted that the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.

(Continued)

The Hillman Focused Advantage Fund

Additional Information
(Unaudited)

Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(v)
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was under $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

The Hillman Focused Advantage Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	4350 East West Highway
Post Office Drawer 4365	Suite 502
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: hillmancapital.com

Item 2.      CODE OF ETHICS.

Not applicable.

Item 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.        SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.    CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    EXHIBITS.

(a)(1)       Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 31, 2013	Mark A. Hillman Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 31, 2013	Mark A. Hillman Trustee, President and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: May 31, 2013	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust